FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details 2) - Recurring Fair Value Measurement [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Categories of financial assets [Abstract]
Financial assets	$ 4,327,314	$ 3,809,403	$ 760,734
Categories of financial liabilities [Abstract]
Financial liabilities	1,095,154	907,334	253,183
Derivative Financial Instruments [Member]
Categories of financial assets [Abstract]
Financial assets	4,327,314	3,809,403	760,734
Categories of financial liabilities [Abstract]
Financial liabilities	1,095,154	907,334	253,183
Derivative Financial Instruments [Member] | Forwards [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	333,482	147,783	54,016
Derivative Financial Instruments [Member] | Swaps [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	759,216	757,499	199,167
Derivative Financial Instruments [Member] | Call Options [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	86	941
Derivative Financial Instruments [Member] | Put Options [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	2,370	1,111
Derivative Financial Instruments [Member] | Others [Member]
Categories of financial assets [Abstract]
Financial assets	35
Categories of financial liabilities [Abstract]
Financial liabilities
Derivative Financial Instruments [Member] | Total [Member]
Categories of financial liabilities [Abstract]
Financial liabilities	1,095,154	907,334	253,183
Trading Portfolio Financial Assets [Member]
Categories of financial assets [Abstract]
Financial assets	415,061	632,557	17,765
Trading Portfolio Financial Assets [Member] | Chilean Central Bank Securities [Member]
Categories of financial assets [Abstract]
Financial assets	7,126	26,204	6,411
Trading Portfolio Financial Assets [Member] | Other Instruments Issued In Chile [Member]
Categories of financial assets [Abstract]
Financial assets	5	13,394
Trading Portfolio Financial Assets [Member] | Foreign Government & Central Bank Instruments [Member]
Categories of financial assets [Abstract]
Financial assets	381,262	547,499
Trading Portfolio Financial Assets [Member] | Other Securities Issued Abroad [Member]
Categories of financial assets [Abstract]
Financial assets	8,147	11,727
Trading Portfolio Financial Assets [Member] | Mutual Fund Investments [Member]
Categories of financial assets [Abstract]
Financial assets	18,521	33,733	11,354
Financial Investments Available-For-Sale [Member]
Categories of financial assets [Abstract]
Financial assets	2,663,478	2,074,077	514,985
Financial Investments Available-For-Sale [Member] | Chilean Central Bank Securities [Member]
Categories of financial assets [Abstract]
Financial assets	1,783,877	1,173,973	250,869
Financial Investments Available-For-Sale [Member] | Other Instruments Issued In Chile [Member]
Categories of financial assets [Abstract]
Financial assets	147,762	432,811	261,641
Financial Investments Available-For-Sale [Member] | Foreign Government & Central Bank Instruments [Member]
Categories of financial assets [Abstract]
Financial assets	420,687	284,444
Financial Investments Available-For-Sale [Member] | Other Securities Issued Abroad [Member]
Categories of financial assets [Abstract]
Financial assets	300,740	162,882
Financial Investments Available-For-Sale [Member] | Mutual Fund Investments [Member]
Categories of financial assets [Abstract]
Financial assets	10,412	19,967	2,475
Financial Investments Available-For-Sale [Member] | Other Instruments Issued In Abroad [Member]
Categories of financial assets [Abstract]
Financial assets	300,740	162,882
Derivative Financial Instruments [Member]
Categories of financial assets [Abstract]
Financial assets	1,248,775	1,102,769	227,984
Derivative Financial Instruments [Member] | Forwards [Member]
Categories of financial assets [Abstract]
Financial assets	316,901	177,590	35,873
Derivative Financial Instruments [Member] | Swaps [Member]
Categories of financial assets [Abstract]
Financial assets	930,744	923,871	192,110
Derivative Financial Instruments [Member] | Call Options [Member]
Categories of financial assets [Abstract]
Financial assets	421	977
Derivative Financial Instruments [Member] | Put Options [Member]
Categories of financial assets [Abstract]
Financial assets	709	331
Derivative Financial Instruments [Member] | Others [Member]
Categories of financial assets [Abstract]
Financial assets